CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks (including segregated cash and other deposits)	$ 36,453	$ 28,701
Deposits with banks	102,134	155,784
Federal funds sold and securities borrowed or purchased under agreements to resell (including $160,589 and $142,862 as of December 31, 2012 and December 31, 2011, respectively, at fair value)	261,311	275,849
Brokerage receivables	22,490	27,777
Trading account assets	320,929	291,734
Investments	312,326	293,413
Loans, net of unearned income
Loans, net of unearned income	655,464	647,242
Allowance for loan losses	(25,455)	(30,115)
Total loans, net	630,009	617,127
Goodwill	25,673	25,413
Intangible assets (other than MSRs)	5,697	6,600
Mortgage servicing rights (MSRs)	1,942	2,569
Other assets	145,660	148,911
Assets of discontinued operations held for sale	36
Total assets	1,864,660	1,873,878
Liabilities
Non-interest-bearing deposits in U.S. offices	129,657	119,437
Interest-bearing deposits in U.S. offices (including $889 and $848 as of December 31, 2012 and December 31, 2011, respectively, at fair value)	247,716	223,851
Non-interest-bearing deposits in offices outside the U.S.	65,024	57,357
Interest-bearing deposits in offices outside the U.S. (including $558 and $478 as of December 31, 2012 and December 31, 2011, respectively, at fair value)	488,163	465,291
Total deposits	930,560	865,936
Federal funds purchased and securities loaned or sold under agreements to repurchase (including $116,689 and $97,712 as of December 31, 2012 and December 31, 2011, respectively, at fair value)	211,236	198,373
Brokerage payables	57,013	56,696
Trading account liabilities	115,549	126,082
Short-term borrowings	52,027	54,441
Long-term debt	239,463	323,505
Other liabilities	67,815	69,272
Liabilities of discontinued operations held for sale	0
Total liabilities	1,673,663	1,694,305
Stockholders' equity
Preferred stock ($1.00 par value; authorized shares: 30 million), issued shares: 102,038 as of December 31, 2012 and 12,038 as of December 31, 2011, at aggregate liquidation value	2,562	312
Common stock ($0.01 par value; authorized shares: 6 billion), issued shares: 3,043,153,204 as of December 31, 2012 and 2,937,755,921 as of December 31, 2011	30	29
Additional paid-in capital	106,391	105,804
Retained earnings	97,809	90,520
Treasury stock, at cost: December 31, 2012-14,269,301 shares and December 31, 2011-13,877,688 shares	(847)	(1,071)
Accumulated other comprehensive income (loss)	(16,896)	(17,788)
Total Citigroup stockholders' equity	189,049	177,806
Noncontrolling interest	1,948	1,767
Total equity	190,997	179,573
Total liabilities and equity	1,864,660	1,873,878
Consumer
Loans, net of unearned income
Loans, net of unearned income	408,671	423,340
Corporate
Loans, net of unearned income
Loans, net of unearned income	246,793	223,902
Consolidated VIEs
Assets
Cash and due from banks (including segregated cash and other deposits)	498	591
Trading account assets	481	567
Investments	10,751	12,509
Loans, net of unearned income
Loans, net of unearned income	117,620	127,055
Allowance for loan losses	(5,854)	(8,000)
Total loans, net	111,766	119,055
Other assets	674	874
Total assets	124,170	133,596
Liabilities
Short-term borrowings	15,637	21,009
Long-term debt	26,346	50,451
Other liabilities	1,224	1,051
Total liabilities	43,207	72,511
Consolidated VIEs | Consumer
Loans, net of unearned income
Loans, net of unearned income	93,936	103,275
Consolidated VIEs | Corporate
Loans, net of unearned income
Loans, net of unearned income	$ 23,684	$ 23,780